Financial Risk Management Activities - Environmental Obligations (Details) $ in Thousands, R in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 AUD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of other provisions [line items]
Financial assets	$ 147,000			$ 138,000	$ 130,000
Cash component of bond	13,000			$ 18,000	$ 23,000
Environmental obligations | South Africa
Disclosure of other provisions [line items]
Financial assets | R		R 1,077
Bond guarantees issued by banks | R		549
Carrying value of liability | R		R 796
Environmental obligations | Australia
Disclosure of other provisions [line items]
Carrying value of liability			$ 125.5
Annual payment to trust fund			$ 5.5
Environmental obligations | Ghana | Iduapriem
Disclosure of other provisions [line items]
Bond guarantees issued by banks	36,400
Carrying value of liability	42,800
Cash component of bond	9,990
Environmental obligations | Ghana | Obuasi
Disclosure of other provisions [line items]
Bond guarantees issued by banks	30,000
Carrying value of liability	163,200
Cash component of bond	$ 20,600